PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	March 31, 2017	December 31, 2016
Buildings and improvements	5-40	$84,740	$84,108
Equipment and computer related	2-10	10,445	12,286
Land	—	3,988	3,988
Construction in process	—	36	602
		99,209	100,984
Less: accumulated depreciation and amortization		(20,683)	(21,816)
Property and equipment, net		$78,526	$79,168

The following table sets forth the Company’s property and equipment excluding $1.2 million classified as assets held for sale at December 31, 2015:

		December 31,
(Amounts in 000's)	Estimated Useful Lives (Years)	2016	2015
Buildings and improvements	5 - 40	$84,108	$128,912
Equipment and computer related	2 - 10	12,286	16,469
Land	—	3,988	7,128
Construction in process	—	602	390
		100,984	152,899
Less: accumulated depreciation and amortization		(21,816)	(26,223)
Property and equipment, net		$79,168	$126,676